Restructuring (Tables)	6 Months Ended
Jun. 30, 2025
Restructuring [Abstract]
Net Restructuring Expense by Division [text block table]	Net restructuring expense by business segment Three months ended Six months ended in € m. Jun 30, 2025 Jun 30, 2024 Jun 30, 2025 Jun 30, 2024 Corporate Bank 0 (0) 0 0 Investment Bank 0 (1) 0 (0) Private Bank 1 (45) (5) (45) Asset Management (0) 0 0 0 Corporate & Other (0) 0 (0) 0 Total Net Restructuring Charges 0 (46) (5) (45)
Net Restructuring by Type [text block table]	Net restructuring expense by type Three months ended Six months ended in € m. Jun 30, 2025 Jun 30, 2024 Jun 30, 2025 Jun 30, 2024 Restructuring – Staff related 1 (46) (3) (45) Of which: Termination Payments 0 (47) (5) (45) Retention Acceleration 1 0 1 0 Social Security 0 0 1 0 Restructuring – Non Staff related1 (1) 0 (1) (0) Total net restructuring Charges 0 (46) (5) (45) 1 Contract costs, mainly related to real estate
Organizational Changes [text block table]	Organizational changes Full-time equivalent staff Three months endedJun 30, 2025 Six months endedJun 30, 2025 Corporate Bank 1 2 Investment Bank 0 2 Private Bank 63 146 Asset Management 0 0 Infrastructure 2 7 Total full-time equivalent staff 66 157